GOODWILL - CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Hyperinflation	$ 419,000	$ 11,415,000
Translation differences	(17,307,000)	(15,593,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	103,014,000	119,902,000	$ 154,989,000	$ 154,989,000
PERU [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(2,509,000)	543,000
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	27,103,000	29,612,000	29,069,000
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	728,000	(1,091,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	16,245,000	15,517,000	16,608,000
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(259,000)	(48,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	5,463,000	5,722,000	5,770,000
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(101,000)	77,000
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	1,820,000	1,921,000	1,844,000
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(14,692,000)	(2,636,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	50,790,000	65,482,000	68,118,000
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	419,000	11,415,000
Translation differences	(474,000)	(12,438,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	$ 1,593,000	$ 1,648,000	$ 33,580,000